Segment Information - Schedule of Segment Revenue, Profit or Loss, Assets and Liabilities Information (Parenthetical) (Detail)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
PRC [member]
Disclosure of operating segments [line items]
Ratio of revenue from customers in different locations to Group's revenues	67.00%	70.00%
Other locations [member] | Maximum [member]
Disclosure of operating segments [line items]
Ratio of revenue from customers in different locations to Group's revenues	10.00%	10.00%